UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: 25190
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE


                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
ALCOA INC                      	COM 	013817101      202	6000	 SH 	      SOLE 	   	   6000
AMERICAN INTL GROUP INC        	COM 	026874107      833	12250	 SH 	      SOLE 	   	   12250
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      956	76957	 SH 	      SOLE 	   	   76957
ARGONAUT TECHNOLOGIES INC      	COM 	040175101      27	29212	 SH 	      SOLE 	   	   29212
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      545	13200	 SH 	      SOLE 	   	   13200
BANK AMER CORP                 	COM 	060505104      269	6200	 SH 	      SOLE 	   	   6200
BIOGEN IDEC INC                	COM 	09062X103      332	5425	 SH 	      SOLE 	   	   5425
BRISTOL MYERS SQUIBB CO        	COM 	110122108      260	11000	 SH 	      SOLE 	   	   11000
CHEVRONTEXACO CORP             	COM 	166764100      520	9700	 SH 	      SOLE 	   	   9700
CIENA CORP                     	COM 	171779101      422	212887	 SH 	      SOLE 	   	   212887
CINERGY CORP                   	COM 	172474108      442	11150	 SH 	      SOLE 	   	   11150
CISCO SYS INC                  	COM 	17275R102      417	23050	 SH 	      SOLE 	   	   23050
CITIGROUP INC                  	COM 	172967101      896	20316	 SH 	      SOLE 	   	   20316
COCA COLA CO                   	COM 	191216100      281	7025	 SH 	      SOLE 	   	   7025
CORILLIAN CORP                 	COM 	218725109      118	25643	 SH 	      SOLE 	   	   25643
CSX CORP                       	COM 	126408103      212	6400	 SH 	      SOLE 	   	   6400
CVS CORP                       	COM 	126650100      229	5425	 SH 	      SOLE 	   	   5425
DELL INC                       	COM 	24702R101      292	8200	 SH 	      SOLE 	   	   8200
DU PONT E I DE NEMOURS + CO    	COM 	263534109      291	6800	 SH 	      SOLE 	   	   6800
EMERSON ELEC CO                	COM 	291011104      470	7600	 SH 	      SOLE 	   	   7600
EXACT SCIENCES CORP            	COM 	30063P105      333	100880	 SH 	      SOLE 	   	   100880
EXXON MOBIL CORP               	COM 	30231G102      767	15880	 SH 	      SOLE 	   	   15880
FPL GROUP INC                  	COM 	302571104      724	10600	 SH 	      SOLE 	   	   10600
GANNETT INC                    	COM 	364730101      498	5950	 SH 	      SOLE 	   	   5950
GENERAL ELEC CO                	COM 	369604103      935	27850	 SH 	      SOLE 	   	   27850
GENERAL MLS INC                	COM 	370334104      234	5200	 SH 	      SOLE 	   	   5200
GILLETTE CO                    	COM 	375766102      476	11400	 SH 	      SOLE 	    	   11400
GOLDEN WEST FINL CORP DEL      	COM 	381317106      444	4000	 SH 	      SOLE 	   	   4000
INGERSOLL RAND COMPANY LIMITED 	COM 	G4776G101      241	3550	 SH 	      SOLE 	   	   3550
INTEL CORP                     	COM 	458140100      264	13155	 SH 	      SOLE 	   	   13155
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      725	8450	 SH 	      SOLE 	   	   8450
INTERNATIONAL PAPER CO         	COM 	460146103      251	6200	 SH 	      SOLE 	   	   6200
IPASS INC                      	COM 	46261V108      1469	245180	 SH 	      SOLE 	   	   245180
JOHNSON + JOHNSON              	COM 	478160104      670	11900	 SH 	      SOLE 	   	   11900
LOWES COS INC                  	COM 	548661107      451	8300	 SH 	      SOLE 	   	   8300
LUCENT TECHNOLOGIES INC        	COM 	549463107      435	137350	 SH 	      SOLE 	   	   137350
MARSH + MCLENNAN COS INC       	COM 	571748102      435	9500	 SH 	      SOLE 	   	   9500
MEDTRONIC INC                  	COM 	585055106      240	4625	 SH 	      SOLE 	   	   4625
MICROSOFT CORP                 	COM 	594918104      940	34000	 SH 	      SOLE 	   	   34000
OMNICOM GROUP                  	COM 	681919106      278	3800	 SH 	      SOLE 	   	   3800
PEPSICO INC                    	COM 	713448108      656	13475	 SH 	      SOLE 	   	   13475
PFIZER INC                     	COM 	717081103      284	9275	 SH 	      SOLE 	   	   9275
PROCTER AND GAMBLE CO          	COM 	742718109      390	7200	 SH 	      SOLE 	   	   7200
SARA LEE CORP                  	COM 	803111103      204	8900	 SH 	      SOLE 	   	   8900
SBC COMMUNICATIONS INC         	COM 	78387G103      361	13900	 SH 	      SOLE 	   	   13900
SCHLUMBERGER LTD               	COM 	806857108      316	4700	 SH 	      SOLE 	   	   4700
STATE STREET CORPORATION       	COM 	857477103      605	14170	 SH 	      SOLE 	   	   14170
TEXAS INSTRS INC               	COM 	882508104      229	10750	 SH 	      SOLE 	   	   10750
TEXTRON INC                    	COM 	883203101      514	8000	 SH 	      SOLE 	   	   8000
TIME WARNER INC NEW            	COM 	887317105      363	22500	 SH 	      SOLE 	   	   22500
UNITED TECHNOLOGIES CORP       	COM 	913017109      226	2425	 SH 	      SOLE 	   	   2425
WACHOVIA CORP 2ND NEW          	COM 	929903102      202	4300	 SH 	      SOLE 	   	   4300
WAL MART STORES INC            	COM 	931142103      416	7825	 SH 	      SOLE 	   	   7825
WEB MD CORP                    	COM 	94769M105      641	92155	 SH 	      SOLE 	   	   92155
WYETH                          	COM 	983024100      559	14950	 SH 	      SOLE 	   	   14950
3M CO                          	COM 	88579Y101      400	5000	 SH 	      SOLE 	   	   5000

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